EXHIBIT 99.1
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Accrued Interest Date:                                                                                     Collection Period Ending:
26-Dec-07                                                                                                                  31-Dec-07
Distribution Date:                                BMW Vehicle Owner Trust 2006-A                                            Period #
25-Jan-08                                         ------------------------------                                                  16

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
Balances
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                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268       $546,055,324
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $22,192,568
     Overcollateralization                                                       $374            $94,437
     Class A-1 Notes                                                     $323,000,000                 $0
     Class A-2 Notes                                                     $308,000,000        $45,772,319
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                   $572,648,689
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $16,394,271
           Receipts of Pre-Paid Principal                                  $8,359,735
           Liquidation Proceeds                                              $766,622
           Principal Balance Allocable to Gross Charge-offs                $1,072,736
        Total Principal  Reduction                                        $26,593,365

        Interest Collections
           Receipts of Interest                                            $1,850,290
           Servicer Advances
           Reimbursement of Previous Servicer Advances                       ($77,194)
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                        $130,863
           Net Investment Earnings                                            $11,489
        Total Interest Collections                                         $1,915,448

     Total Collections                                                    $27,436,077

     Ending Receivables Outstanding                                      $546,055,324

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance               $1,700,246
     Current Period Servicer Advance                                               $0
     Current Reimbursement of Previous Servicer Advance                      ($77,194)
     Ending Period Unreimbursed Previous Servicer Advances                 $1,623,052

Collection Account
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     Deposits to Collection Account                                       $27,436,077

     Distribution Amounts Due
        Servicing Fees Due                                                   $477,207
        Class A Noteholder Interest Distribution Due                       $2,238,975
        First Priority Principal Distribution Due                                  $0
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,517,540
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $3,775,793
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $477,207
        Amounts Deposited into Note Distribution Account                  $26,958,870
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $27,436,077

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $26,958,870
     Interest Distribution to Noteholders                                  $2,346,892
     Principal Distribution to Noteholders                                $24,611,977
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $26,958,870

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                               $0              $0.00
     Class A-2 Notes                                                         $310,864              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance    Per $1,000        Factor
     Class A-1 Notes                                                               $0                 $0         $0.00         0.00%
     Class A-2 Notes                                                      $24,611,977        $45,772,319        $79.91        14.86%
     Class A-3 Notes                                                               $0       $280,000,000         $0.00       100.00%
     Class A-4 Notes                                                               $0       $173,044,000         $0.00       100.00%
     Class B Notes                                                                 $0        $24,952,000         $0.00       100.00%

Carryover Shortfalls
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                                                                Prior Period Carryover   Current Payment    Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0            $0
     Class B Interest Carryover Shortfall                                          $0                 $0            $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       34,153             32,140
     Weighted Average Remaining Term                                            39.12              38.32
     Weighted Average Annual Percentage Rate                                    5.43%              5.43%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $464,205,513             85.01%
        1-29 days                                                         $58,969,396             10.80%
        30-59 days                                                        $15,155,668              2.78%
        60-89 days                                                         $4,588,707              0.84%
        90-119 days                                                        $1,423,844              0.26%
        120-149 days                                                       $1,712,196              0.31%
        Total                                                            $546,055,324            100.00%
        Delinquent Receivables +30 days past due                          $22,880,415              4.19%


     Write-offs
        Gross Principal Write-Offs for Current Period                      $1,072,736
        Recoveries for Current Period                                        $130,863
        Net Write-Offs for Current Period                                    $941,873

        Cumulative Realized Losses                                         $7,210,517


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                   $3,462,825                133
        Ending Period Repossessed Receivables Balance                      $3,681,394                138
        Principal Balance of 90+ Day Repossessed Vehicles                    $290,979                 11



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $23,319,158
     Beginning Period Amount                                              $23,319,158
     Current Distribution Date Required Amount                            $22,192,568
     Current Period Release                                                $1,126,590
     Ending Period Amount                                                 $22,192,568
     Next Distribution Date Required Amount                               $21,098,101

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $11,489
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                                 $949,235
     Ending Period Target Credit Enhancement OC Amount                     $3,775,793
     Ending Period Amount                                                     $94,437
     Current Period Release                                                  $854,798


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